GENERAL (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2022 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 01, 2022 ₪ / shares shares	Mar. 01, 2022 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Accumulated deficit			$ 95,469	$ 85,331
Net cash used in operating activities			9,413	6,514
Cash, cash equivalents and restricted cash			4,604	$ 3,952			$ 1,210
Net working capital			$ 20,505
Reduction in operating expenses (as a percent)			36.00%
Amount of secured financing								$ 20,000
Remaining available secured financing							$ 6,000
Amount raised from private equity placement		$ 3,200
Gross proceeds of subordinated debt		$ 12,000	$ 12,000
Pre-funded warrant issued purchase of ordinary shares | shares				2,380,000			348,132
Exercise price | $ / shares				$ 1.7			$ 0.76
Subsequent Event [Member]
Amount of direct offering cost	$ 4,650
Warrant issued purchase of ordinary shares | shares					3,130,000	3,130,000
Pre-funded warrant issued purchase of ordinary shares | shares					4,401,585	4,401,585
Exercise price | (per share)					₪ 0.00001	$ 0.00001
Concurrent private placement of warrant to purchase ordinary shares | shares					5,648,689	5,648,689
Concurrent private placement of exercise price | (per share)					₪ 0.70	$ 0.70
Secured Credit Facility [Member] | Fortress Investment Group [Member]
Remaining available secured financing			$ 6,000